Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2025
Sales of Goods [Abstract]
Schedule of Sales of Goods	This caption is made up as follows:
	For the year ended of December 31, 2025
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete, pavement, mortar and precast	1,745,234	288,420	31,020	-	-	2,064,674
Sale of construction supplies	-	-	-	41,745	-	41,745
Sale of other	-	-	-	-	10,464	10,464

	1,745,234	288,420	31,020	41,745	10,464	2,116,883

Timing of revenue recognition
Goods and services transferred at a point in time	1,745,234	254,090	31,020	41,745	9,954	2,082,043
Services transferred over time	-	34,330	-	-	510	34,840
Total revenues from contracts with customers	1,745,234	288,420	31,020	41,745	10,464	2,116,883

	For the year ended of December 31, 2024
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete, pavement, mortar and precast	1,605,472	271,276	30,101	-	-	1,906,849
Sale of construction supplies	-	-	-	56,873	-	56,873
Sale of other	-	-	-	-	14,349	14,349

	1,605,472	271,276	30,101	56,873	14,349	1,978,071

Timing of revenue recognition
Goods and services transferred at a point in time	1,605,472	183,686	30,101	56,873	14,349	1,890,481
Services transferred over time	-	87,590	-	-	-	87,590
Total revenues from contracts with customers	1,605,472	271,276	30,101	56,873	14,349	1,978,071

	For the year ended of December 31, 2023
	Cement	Concrete, pavement and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete, pavement, mortar and precast	1,642,420	182,278	25,540	-	-	1,850,238
Sale of construction supplies	-	-	-	74,096	-	74,096
Sale of other	-	-	-	-	25,741	25,741

	1,642,420	182,278	25,540	74,096	25,741	1,950,075

Timing of revenue recognition
Goods and services transferred at a point in time	1,642,420	161,222	25,540	74,096	25,741	1,929,019
Services transferred over time	-	21,056	-	-	-	21,056
Total revenues from contracts with customers	1,642,420	182,278	25,540	74,096	25,741	1,950,075